Other Current Assets- Additional Information (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2012
Deferred offering cost	$ 49,918	$ 111,641	$ 28,876
Prepaid expense	187,413	259,921	469,922
Prepaid insurance	138,723
Prepaid insurance annual fee	41,250
Other Current Assets [Member]
Deferred offering cost		0	$ 38,938
2% royalty on net sales when gross sale less or equal to $500 million [Member]
Purchase agreement				$ 1,500,000
Prepaid expense		45,365
1% royalty on net sales when gross sale exceeds $500 million [Member]
Purchase agreement				$ 15,000,000
Prepaid expense		$ 174,400
At Market Issuance Sales Agreement [Member] | Additional Paid In Capital [Member]
Deferred offering cost	$ 61,723